Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 730,322,620.56
Previously Paid Amount	0.00
Total Fee Amount	100,857.55
Total Offset Amount	0.00
Net Fee	$ 100,857.55
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false